Schedule II - Valuation And Qualifying Accounts And Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Schedule to Financial Statments [Abstract]
Valuation and Qualifying Accounts

	Balance at beginning of year	Additions Charged to Costs and Expense	(1) Other (Deductions)Additions	Balance at end of year
Year ended December 31, 2015:
Applied against asset accounts:
Allowance for doubtful accounts	$211.6	$265.4	$(260.0)	$217.0
Valuation allowance-deferred tax assets	$17.1	$—	$(2.0)	$15.1
Year ended December 31, 2014:
Applied against asset accounts:
Allowance for doubtful accounts	$198.3	$276.5	$(263.2)	$211.6
Valuation allowance-deferred tax assets	$16.5	$0.6	$—	$17.1
Year ended December 31, 2013:
Applied against asset accounts:
Allowance for doubtful accounts	$191.5	$254.8	$(248.0)	$198.3
Valuation allowance-deferred tax assets	$18.4	$0.2	$(2.1)	$16.5

(1) Other (Deductions) Additions consists primarily of write-offs of accounts receivable amounts.